Consolidated Statements of Changes in Shareholders' Equity (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Consolidated Statements of Changes in Shareholders' Equity [Abstract]
Preferred Stock, Dividend Rate, Percentage	5.00%	5.00%
Common Stock, Dividends, Per Share, Cash Paid	$ 0.10	$ 0.03